UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2015

Date of reporting period: April 30, 2015

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND APRIL 30, 2015 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 55.8%
	Face Amount	Value
CONSUMER DISCRETIONARY — 7.8%
Comcast
5.150%, 03/01/20	$150,000	$171,445
Controladora Mabe
6.500%, 12/15/15 (A)	100,000	102,010
Interpublic Group
4.000%, 03/15/22	110,000	114,856
Starbucks
3.850%, 10/01/23	100,000	108,400
The Gap
5.950%, 04/12/21	150,000	173,297
Time Warner
4.650%, 06/01/44	100,000	103,367

		773,375

CONSUMER STAPLES — 2.2%
Coca-Cola Femsa
4.625%, 02/15/20	100,000	110,748
Raizen Energy Finance
7.000%, 02/01/17 (A)	100,000	105,500

		216,248

ENERGY — 5.9%
Chesapeake Energy
6.125%, 02/15/21	165,000	165,825
Ecopetrol
7.625%, 07/23/19	175,000	207,882
Mexichem
4.875%, 09/19/22 (A)	200,000	212,000

		585,707

FINANCIALS — 21.5%
Ally Financial
6.250%, 12/01/17	200,000	214,250
American International Group
6.400%, 12/15/20	110,000	131,990
Bank of America
5.700%, 01/24/22	150,000	173,848
Bank of America MTN
4.200%, 08/26/24	150,000	151,539

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND APRIL 30, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
CIT Group
5.500%, 02/15/19 (A)	$200,000	$209,250
Citigroup
8.500%, 05/22/19	125,000	154,661
Goldman Sachs Group MTN
5.375%, 03/15/20	150,000	169,747
JPMorgan Chase
6.400%, 05/15/38	150,000	194,818
Metropolitan Life Global Funding I
0.651%, 04/10/17 (A) (B)	150,000	150,333
Morgan Stanley MTN
4.875%, 11/01/22	250,000	270,831
Regions Bank
6.450%, 06/26/37	250,000	308,968

		2,130,235

HEALTH CARE — 1.0%
Humana
3.150%, 12/01/22	100,000	100,516

INDUSTRIALS — 6.2%
Alfa
5.250%, 03/25/24 (A)	200,000	216,500
Embraer
5.150%, 06/15/22	150,000	158,250
General Electric
3.375%, 03/11/24	95,000	100,086
United Parcel Service
3.125%, 01/15/21	130,000	137,885

		612,721

INFORMATION TECHNOLOGY — 3.3%
CA
5.375%, 12/01/19	100,000	111,419
Hewlett-Packard
4.650%, 12/09/21	200,000	218,884

		330,303

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL OPPORTUNISTIC BOND FUND APRIL 30, 2015
(Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
MATERIALS — 2.3%
Alcoa
6.150%, 08/15/20	$200,000	$226,431

TELECOMMUNICATION SERVICES — 5.6%
Colombia Telecomunicaciones
5.375%, 09/27/22 (A)	200,000	203,940
Telecom Italia
5.303%, 05/30/24 (A)	200,000	210,500
Verizon Communications
6.400%, 09/15/33	110,000	133,887

		548,327

TOTAL CORPORATE OBLIGATIONS
(Cost $5,313,631)		5,523,863

MORTGAGE-BACKED SECURITIES — 20.7%
FHLMC
5.000%, 05/01/38	61,773	68,586
4.500%, 05/01/40	47,816	52,037
4.500%, 08/01/40	121,403	132,307
4.000%, 04/01/26	124,506	133,740
4.000%, 10/01/41	186,733	199,802
3.500%, 03/01/26	44,570	47,417
3.500%, 01/01/45	98,958	103,630
FNMA
4.500%, 02/01/39	72,971	79,484
4.500%, 02/01/41	199,488	217,942
4.500%, 10/01/41	94,850	105,016
4.000%, 11/01/40	244,031	261,506
4.000%, 01/01/41	181,240	194,372
4.000%, 05/01/44	92,334	99,931
3.500%, 07/01/42	334,529	350,929

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $2,007,443)		2,046,699

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL OPPORTUNISTIC BOND FUND
APRIL 30, 2015 (Unaudited)

U.S. TREASURY OBLIGATIONS — 16.8%
	Face Amount/ Shares	Value
U.S. Treasury Bond
4.750%, 02/15/41	$70,000	$97,027
U.S. Treasury Notes
3.500%, 05/15/20	300,000	329,648
3.125%, 05/15/19	100,000	107,336
2.375%, 07/31/17	200,000	207,562
2.250%, 11/15/24	400,000	407,407
2.000%, 02/15/23	200,000	201,797
1.750%, 10/31/18	300,000	306,656

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,659,694)		1,657,433

U.S. GOVERNMENT AGENCY OBLIGATION — 3.0%
FHLMC
1.375%, 05/01/20	300,000	297,101

TOTAL U.S. GOVERNMENT AGENCY OBLIGATION
(Cost $300,650)		297,101

PREFERRED STOCK — 1.2%
FINANCIALS — 1.2%
JPMorgan Chase,
6.700%	4,500	120,825

TOTAL PREFERRED STOCK
(Cost $116,190)		120,825

SHORT-TERM INVESTMENT — 1.9%
SEI Daily Income Trust Government Fund,
Class A, 0.020% (C)
(Cost $186,555)	186,555	186,555

Total Investments — 99.4%
(Cost $9,584,163)†		$9,832,476

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL OPPORTUNISTIC BOND FUND
APRIL 30, 2015 (Unaudited)

Percentages are based on Net Assets of $9,893,420.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B)	Floating rate security - Rate disclosed is the rate in effect on April 30, 2015.
(C)	The rate reported is the 7-day effective yield as of April 30, 2015.
†	At April 30, 2015, the tax basis cost of the Fund’s investments was $9,584,163, and the unrealized appreciation and depreciation were $284,083 and $(35,770) respectively.

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

MTN — Medium Term Note

The following is a list of inputs used as of April 30, 2015, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$5,523,863	$—	$5,523,863
Mortgage-Backed Securities	—	2,046,699	—	2,046,699
U.S. Treasury Obligations	—	1,657,433	—	1,657,433
U.S. Government Agency Obligation	—	297,101	—	297,101
Preferred Stock	120,825	—	—	120,825
Short-Term Investment	—	186,555	—	186,555

Total Investments in Securities	$120,825	$9,711,651	$—	$9,832,476

During the period ended April 30, 2015, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. As of April 30, 2015, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

LMC-QH-001-0300

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: June 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: June 26, 2015

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: June 26, 2015